Schedule of Restricted Stock Units Activity (Details) - 2017 Equity Incentive Plan [Member] - Employees, Directors and Consultants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, beginning	7,550,000	9,867,368
Weighted Average Grant Date Fair Value, beginning	$ 0.128	$ 0.140
Aggregated Intrinsic Value, Outstanding beginning		$ 730,185
Number of Units, Granted
Weighted Average Grant Date Fair Value, Granted
Number of Units, Vested and settled with share issuance	(6,750,000)	(1,120,000)
Weighted Average Grant Date Fair Value, Vested and settled with share issuance	$ 0.121	$ 0.181
Number of Units, Forfeited/canceled	(800,000)	(1,197,368)
Weighted Average Grant Date Fair Value, Forfeited/canceled	$ 0.184	$ 0.179
Number of Units, ending		7,550,000
Weighted Average Grant Date Fair Value, ending		$ 0.128
Aggregated Intrinsic Value, Outstanding ending